Supplemental Oil and Natural Gas Data	12 Months Ended
Dec. 31, 2011
Supplemental Oil and Natural Gas Data [Abstract]
Supplemental Oil and Natural Gas Data
The following discussion and analysis should be read in conjunction with the "Consolidated Financial Statements" and "Notes to Consolidated Financial Statements," which are included in this Annual Report on Form 10-K in Item 8. "Financial Statements and Supplementary Data."  The Company's Appalachian Basin and Mid Atlantic operations are classified as discontinued operations on the consolidated statements of operations for the period ended December 31, 2009 (see Note 2).  Where applicable, the following supplemental oil and natural gas data present continuing operations separately from discontinued operations.

Costs Incurred in Oil and Natural Gas Property Acquisition, Exploration and Development Activities

Costs incurred in oil and natural gas property acquisition, exploration and development, whether capitalized or expensed, are presented below:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Property acquisition costs: (1)
Proved	$1,328,328	$1,290,826	$115,929
Unproved	188,409	65,604	947
Exploration costs	80	74	337
Development costs	639,395	244,834	140,521
Asset retirement costs	2,427	748	371
Total costs incurred	$2,158,639	$1,602,086	$258,105

(1)	See Note 2 for details about the Company's acquisitions.

Oil and Natural Gas Capitalized Costs

Aggregate capitalized costs related to oil, natural gas and NGL production activities with applicable accumulated depletion and amortization are presented below:

	December 31,
	2011	2010
	(in thousands)
Proved properties:
Leasehold acquisition	$6,040,239	$4,695,704
Development	1,484,486	840,175
Unproved properties	310,925	128,624
	7,835,650	5,664,503
Less accumulated depletion and amortization	(1,033,617)	(719,035)
	$6,802,033	$4,945,468

Results of Oil and Natural Gas Producing Activities

The results of operations for oil, natural gas and NGL producing activities (excluding corporate overhead and interest costs) are presented below:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Revenues and other:
Oil, natural gas and natural gas liquid sales	$1,162,037	$690,054	$408,219
Gains (losses) on oil and natural gas derivatives	449,940	75,211	(141,374)
	1,611,977	765,265	266,845
Production costs:
Lease operating expenses	232,619	158,382	132,647
Transportation expenses	28,358	19,594	18,202
Severance and ad valorem taxes	78,458	45,114	28,687
	339,435	223,090	179,536
Other costs:
Exploration costs	2,390	5,168	7,169
Depletion and amortization	320,096	226,552	191,314
Impairment of long-lived assets	-	38,600	-
Texas margin tax expense	1,599	657	490
Gains on sale of assets and other, net	(1,001)	-	(25,710)
	323,084	270,977	173,263
Results of continuing operations	$949,458	$271,198	$(85,954)
Results of discontinued operations	$-	$-	$(238)

There is no federal tax provision included in the results above because the Company's subsidiaries subject to federal tax do not own any of the Company's oil and natural gas interests.  Limited liability companies are subject to state income taxes in Texas and Michigan (see Note 14).  Discontinued operations for 2009 primarily represent activity related to post-closing adjustments for the sale of properties in the Appalachian Basin in 2008 (see Note 2).

Proved Oil, Natural Gas and NGL Reserves

The proved reserves of oil, natural gas and NGL of the Company have been prepared by the independent engineering firm, DeGolyer and MacNaughton.  In accordance with SEC regulations, reserves at December 31, 2011, December 31, 2010, and December 31, 2009, were estimated using the average price during the 12-month period, determined as an unweighted average of the first-day-of-the-month price for each month, unless prices are defined by contractual arrangements, excluding escalations based upon future conditions.  An analysis of the change in estimated quantities of oil, natural gas and NGL reserves, all of which are located within the U.S., is shown below:

	Year Ended December 31, 2011
	Natural Gas (Bcf)	Oil (MMBbls)	NGL (MMBbls)	Total (Bcfe)
Proved developed and undeveloped reserves:
Beginning of year	1,233	156.4	70.9	2,597
Revisions of previous estimates	(71)	(9.2)	0.9	(121)
Purchase of minerals in place	337	39.3	1.0	579
Extensions, discoveries and other additions	240	10.3	24.6	450
Production	(64)	(7.8)	(3.9)	(135)
End of year	1,675	189.0	93.5	3,370
Proved developed reserves:
Beginning of year	805	103.0	39.9	1,662
End of year	998	124.8	47.8	2,034
Proved undeveloped reserves:
Beginning of year	428	53.4	31.0	935
End of year	677	64.2	45.7	1,336

	Year Ended December 31, 2010
	Natural Gas (Bcf)	Oil (MMBbls)	NGL (MMBbls)	Total (Bcfe)
Proved developed and undeveloped reserves:
Beginning of year	774	102.1	54.2	1,712
Revisions of previous estimates	22	3.9	5.2	77
Purchase of minerals in place	369	49.1	1.2	671
Extensions, discoveries and other additions	118	6.1	13.3	234
Production	(50)	(4.8)	(3.0)	(97)
End of year	1,233	156.4	70.9	2,597
Proved developed reserves:
Beginning of year	549	77.9	33.9	1,220
End of year	805	103.0	39.9	1,662
Proved undeveloped reserves:
Beginning of year	225	24.2	20.3	492
End of year	428	53.4	31.0	935

	Year Ended December 31, 2009
	Natural Gas (Bcf)	Oil (MMBbls)	NGL (MMBbls)	Total (Bcfe)
Proved developed and undeveloped reserves:
Beginning of year	851	84.1	50.7	1,660
Revisions of previous estimates	(69)	10.9	4.0	20
Purchase of minerals in place	7	8.8	0.4	62
Extensions, discoveries and other additions	31	1.6	1.5	50
Production	(46)	(3.3)	(2.4)	(80)
End of year	774	102.1	54.2	1,712
Proved developed reserves:
Beginning of year	585	61.9	29.6	1,134
End of year	549	77.9	33.9	1,220
Proved undeveloped reserves:
Beginning of year	266	22.2	21.1	526
End of year	225	24.2	20.3	492

The tables above include changes in estimated quantities of oil and NGL reserves shown in Mcf equivalents at a rate of one barrel per six Mcf.

Proved reserves increased by approximately 773 Bcfe to approximately 3,370 Bcfe for the year ended December 31, 2011, from 2,597 Bcfe for the year ended December 31, 2010.  The year ended December 31, 2011, includes 121 Bcfe in negative revisions of previous estimates, due primarily to 153 Bcfe in negative revisions due to asset performance.  These negative revisions were partially offset by 32 Bcfe in positive revisions primarily due to higher oil prices.  Twelve acquisitions during the year ended December 31, 2011, increased proved reserves by approximately 579 Bcfe.  In addition, extensions and discoveries, primarily from 292 productive wells drilled during the year, contributed approximately 450 Bcfe to the increase in proved reserves.

Proved reserves increased by approximately 885 Bcfe to approximately 2,597 Bcfe for the year ended December 31, 2010, from 1,712 Bcfe for the year ended December 31, 2009.  The year ended December 31, 2010, includes 77 Bcfe in positive revisions of previous estimates, due primarily to higher oil and natural gas prices, which contributed approximately 155 Bcfe.  These positive revisions were partially offset by 78 Bcfe in negative revisions primarily due to asset performance.  Eleven acquisitions during the year ended December 31, 2010, increased proved reserves by approximately 671 Bcfe.  In addition, extensions and discoveries, primarily from 138 productive wells drilled during the year, contributed approximately 234 Bcfe to the increase in proved reserves.

Proved reserves increased by approximately 52 Bcfe to approximately 1,712 Bcfe for the year ended December 31, 2009.  The year ended December 31, 2009, includes 20 Bcfe in positive revisions of previous estimates, due primarily to higher asset performance, which contributed approximately 39 Bcfe, most significantly related to well reactivations and waterflood optimization work in the Mid-Continent Shallow region.  These positive revisions were partially offset by 19 Bcfe in negative revisions primarily due to decreases in natural gas prices.  Two acquisitions during the year ended December 31, 2009, increased proved reserves by approximately 62 Bcfe.  In addition, extensions and discoveries, primarily from 72 productive wells drilled during the year, contributed approximately 50 Bcfe to the increase in proved reserves.

Standardized Measure of Discounted Future Net Cash Flows and Changes Therein Relating to Proved Reserves

Information with respect to the standardized measure of discounted future net cash flows relating to proved reserves is summarized below.  Future cash inflows are computed by applying applicable prices relating to the Company's proved reserves to the year-end quantities of those reserves.  Future production, development, site restoration and abandonment costs are derived based on current costs assuming continuation of existing economic conditions.  There are no future income tax expenses because the Company is not subject to federal income taxes.  Limited liability companies are subject to state income taxes in Texas and Michigan; however, these amounts are not material (see Note 14).

	December 31,
	2011	2010	2009
	(in thousands)

Future estimated revenues	$29,319,369	$20,160,275	$10,093,876
Future estimated production costs	(9,464,319)	(6,825,147)	(4,200,091)
Future estimated development costs	(2,848,497)	(1,733,929)	(816,577)
Future net cash flows	17,006,553	11,601,199	5,077,208
10% annual discount for estimated timing of cash flows	(10,391,693)	(7,377,667)	(3,353,926)
Standardized measure of discounted future net cash flows	$6,614,860	$4,223,532	$1,723,282

Representative NYMEX prices: (1)
Natural gas (MMBtu)	$4.12	$4.38	$3.87
Oil (Bbl)	$95.84	$79.29	$61.05

(1)
In accordance with SEC regulations, reserves at December 31, 2011, December 31, 2010, and December 31, 2009, were estimated using the average price during the 12-month period, determined as an unweighted average of the first-day-of-the-month price for each month, unless prices are defined by contractual arrangements, excluding escalations based upon future conditions.  The price used to estimate reserves is held constant over the life of the reserves.

The following summarizes the principal sources of change in the standardized measure of discounted future net cash flows:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)

Sales and transfers of oil, natural gas and NGL produced during the period	$(822,602)	$(466,964)	$(228,683)
Changes in estimated future development costs	27,236	(56,001)	54,141
Net change in sales and transfer prices and production costs related to future production	784,308	886,438	254,036
Purchase of minerals in place	1,452,169	1,277,134	128,779
Extensions, discoveries, and improved recovery	552,704	329,642	25,888
Previously estimated development costs incurred during the period	306,827	42,947	52,699
Net change due to revisions in quantity estimates	(292,343)	164,999	23,672
Accretion of discount	422,353	172,328	142,437
Changes in production rates and other	(39,324)	149,727	(154,054)
Change - continuing operations	$2,391,328	$2,500,250	$298,915

The data presented should not be viewed as representing the expected cash flow from, or current value of, existing proved reserves since the computations are based on a large number of estimates and arbitrary assumptions.  Reserve quantities cannot be measured with precision and their estimation requires many judgmental determinations and frequent revisions.  The required projection of production and related expenditures over time requires further estimates with respect to pipeline availability, rates of demand and governmental control.  Actual future prices and costs are likely to be substantially different from the current prices and costs utilized in the computation of reported amounts.  Any analysis or evaluation of the reported amounts should give specific recognition to the computational methods utilized and the limitations inherent therein.